Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended
		Aug. 12, 2020	Aug. 12, 2020	Oct. 19, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Oct. 19, 2021
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Price per unit (in Dollars per share)				$ 10		$ 0.0001
Gross proceeds	[1]				$ 25,000
Deferred underwriting commissions				$ 4,000,000
Number of additional units purchased (in Shares)					1,725,000
Percentage of fair market value of assets held in trust account					80.00%	80.00%
Percentage of redemption of public shares					100.00%	100.00%
Interest to pay dissolution expenses				71,000	$ 100,000
Cash held in trust account					$ 115,020,078	$ 115,000,482
Net of transaction fees							$ 10,400,000
Net tangible asset cause by redeem of public shares						59,000
Working capital						$ 47,000
DocGo Inc. and Subsidiaries [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Net proceeds							$ 158,000,000
Transaction costs							9,600,000
Underwriters’ fees							114,600,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination acquire percentage					50.00%	50.00%
Chief Executive Officer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount of offering costs incurred		$ 25,000	$ 25,000	$ 25,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)				$ 11,500,000
Deferred underwriting commissions								$ 4,000,000
Net proceeds from sale of units					$ 115,000,000	$ 115,000,000
Net proceeds per unit (in Dollars per share)					$ 10	$ 10
Initial public offering price per unit (in Dollars per share)					$ 10
Initial Public Offering [Member] | DocGo Inc. and Subsidiaries [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash held in trust account							$ 43,400,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)					2,533,333	2,533,333
Price per unit (in Dollars per share)				$ 10	$ 1.5	$ 1.5
Gross proceeds					$ 3,800,000	$ 3,800,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Number of units issued (in Shares)								11,500,000
Price per unit (in Dollars per share)						$ 11.5
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)				11,500,000
Price per unit (in Dollars per share)				$ 10				$ 10
Gross proceeds				$ 115,000,000				$ 115,000,000
Amount of offering costs incurred				6,700,000				$ 6,700,000
Deferred underwriting commissions				$ 4,000,000

[1]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).